INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

26.    INCOME TAXES

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Yintech to its shareholders, neither Cayman Islands nor BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries incorporated in PRC file separate tax returns in the PRC. The PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law. Under the Corporate Income Tax Law and its implementation regulations issued by the State Council, a 10% PRC withholding tax is applicable to dividends payable by a resident enterprise to investors that are non-resident enterprises, to the extent such dividends are derived from sources within the PRC, subject to any reduction set forth in applicable tax treaties. Substantially all the pretax income of the Group is derived from sources within the PRC.

United States

The Company’s subsidiary incorporated in the United States was subject to income tax charges calculated on the basis of the tax laws enacted.

Income tax expense consists of the following for the years ended 31 December, and is substantially all attributable to the PRC:

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current tax expense	84,192	175,777	134,350	20,649
Deferred tax expense/(benefit)	(1,988)	(50,347)	35,206	5,411

Total income tax expense	82,204	125,430	169,556	26,060

The reconciliation between the actual income tax expense and income tax computed by applying the PRC Corporate Income Tax rate of 25% to income before income taxes for the years ended December 31 is as follows:

		Year ended December 31,
	Note	2015	2016	2017	2017
		RMB	RMB	RMB	(Note2) USD
					Unaudited

Income taxes at PRC statutory income tax rate of 25%		121,305	262,954	159,136	24,459
Differential tax rates for non-PRC entities	(i)	340	2,497	2,053	316
Preferential income tax rate inside the PRC	(ii)	(53,453)	(177,256)	(127,602)	(19,612)
Change in the beginning of the year balance of the valuation allowance due to a change in judgement about the realizability of deferred tax assets		—	—	55,541	8,537
Current year change of valuation allowance on deferred tax assets		—	—	27,757	4,266
Distribution tax on PRC earnings		—	10,000	30,000	4,611
Nondeductible share-based compensation expense		7,746	40,953	42,429	6,521
Tax savings from additional deductions on certain research and development expenses	(iii)	—	(6,457)	(8,117)	(1,248)
Non-taxable gain on disposal of subsidiaries		—	—	(8,869)	(1,363)
Other, net		6,266	(7,261)	(2,772)	(427)

Reported income taxes		82,204	125,430	169,556	26,060

Effective tax rate		17%	12%	27%	27%

(i)	The pre-tax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Sai was granted the ‘‘qualified software enterprise’’ status in 2013 and is eligible for an income tax exemption for the years ended December 31, 2013 (the year in which it starts making profit) and 2014, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2015 to 2017. For the period from January 2018 to August 2018, Yin Sai is entitled to a preferential tax rate of 15% with the qualification as an eligible “high-tech enterprise”. The Group is in the process of renewing this qualification for the period thereafter. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2015 (the year in which it starts making profit) and 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019. Gold Master Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 (the year in which it starts making profit) and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2018 to 2020. Per share impact of such tax holiday is RMB 0.05, RMB 0.13 and RMB 0.09 for the years ended December 31, 2015, 2016 and 2017, respectively.

(iii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.

In assessing the recoverability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of temporary differences and carryforwards.

Deferred tax assets represent the net tax effects of operating loss carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax liabilities principally represent the tax effects of undistributed earnings of a PRC subsidiary and temporary difference between the carrying amounts of intangible assets acquired in business acquisitions and the amounts used for income tax purpose.

Significant components of the Group’s deferred tax assets/liabilities are presented below:

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	7,616	21,204	3,259
Accrued social insurance	19,412	9,514	1,462
Advertising expense carryforwards	33,906	14,108	2,168
Deferred revenue	—	1,553	239
Impairment loss	—	5,445	838
Unrealized loss on AFS investments	—	613	94
Total deferred tax assets	60,934	52,437	8,060
Less: Valuation Allowance	—	(16,489)	(2,534)

Total net deferred tax assets	60,934	35,948	5,526

Undistributed earnings of PRC entities	(10,000)	(20,000)	(3,074)
Intangible assets	(98,694)	(85,446)	(13,133)
Unrealized gain on AFS investments	—	(298)	(46)
Equipment and leasehold improvements	(1,383)	(2,088)	(321)

Total deferred tax liabilities	(110,077)	(107,832)	(16,573)

Deferred tax assets, net	59,551	34,431	5,292

Deferred tax liabilities, net	(108,694)	(106,315)	(16,340)

The valuation allowance for deferred tax assets as of January 1, 2016 and 2017 is nil. No valuation allowance was recognised in 2016 as the Group believed that there was a reasonable expectation of the Company’s future profitability. The net change in the total valuation allowance was an increase of RMB 16.49 million in 2017, comprising of total increase of RMB 83.30 million, and total decrease of RMB 66.81 million due to disposal of relevant subsidiaries. The valuation allowance as of December 31, 2017 was RMB 16.49 million, which primarily related to net operating loss carryforwards, advertising expense carryforwards, and accrued social insurance that, in the judgment of management, are not more-likely than-not to be realized.

As at December 31, 2017, the Group has a net operating loss carryforwards and advertising expense carryforwards for PRC income tax purpose of approximately RMB 84.81 million, RMB 56.43 million, respectively. Net operating loss carryforwards will expire between 2018 and 2022. Advertising expense carryforwards do not expire. The tax effect of the increase in all operating loss carryforwards for which a benefit was recognized for the years ended December 31, 2015, 2016 and 2017 were RMB 3.36 million, RMB 40.84 million and RMB 20.84 million, respectively.

At December 31, 2016 and 2017, the Group had unrecognized tax benefit of RMB 3.84 million and nil, respectively. The unrecognized tax benefits pertain to income recognition under PRC’s tax laws and expense adjustments. The amount of unrecognized tax benefits which would have an impact on the Group’s effective tax rate are RMB 3.84 million, RMB 3.84 million and nil as at December 31, 2015, 2016 and 2017, respectively.

RMB

Balance at December 31, 2015 and 2016	3,838

Decrease due to disposal of the subsidiary	(3,838)
Balance at December 31, 2017	—

As of and for the year ended December 31, 2015, interest related to unrecognized tax benefits was RMB 0.6 million. As of and for the year ended December 31, 2016, interest related to unrecognized tax benefits was RMB 1.29 million and RMB 0.69 million, respectively, which was recorded as part of the income tax payable and income tax expense in the combined and consolidated financial statements. No interest related to unrecognized tax benefit was accrued in 2017 due to the disposal of relevant subsidiaries.

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 2012 onwards.

Prior to the Reorganization, the combined financial statements included the combined financial position and results of the Transferred Entities. Upon the consummation of the Reorganization on November 18, 2015, all of the retained earnings accumulated prior to the Reorganization was declared and paid or payable to a wholly-owned PRC subsidiary of Win Yin, for which no withholding tax was required.

The Group has considered temporary differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Group evaluated each entity’s historical, current business environment, except for a distribution of RMB 100 million made during the year ended December 31, 2017, the Group plans to distribute an additional RMB 200 million from the net income recognized during the year ended December 31, 2017 from PRC operating entities to offshore holding companies, and indefinitely reinvest the remaining earnings in its respective jurisdiction for purpose of future business expansion.

As of December 31, 2017, the Group provided deferred tax liability of RMB 20 million for the expected earnings distribution of RMB 200 million as mentioned above based on the withholding tax rate of 10%. After setting aside the expected distribution of RMB 200 million, the gross remaining balance with respect to the undistributed earnings from the foreign subsidiaries is approximately RMB 1.61 billion. The Group has not provided deferred tax liability for the remaining temporary differences that are indefinitely reinvested. The unrecognized deferred tax liability is approximately RMB 161 million. If future changes of business environment make the Group to change its plan to allow some or all of the undistributed earnings to be remitted offshore, such temporary difference would become taxable.